Property, plant and equipment, intangible assets and goodwill	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, intangible assets and goodwill	Property, plant and equipment, intangible assets and goodwill

(in €‘000)	Property, plant and equipment	Intangible assets (excl. goodwill)	Goodwill
Carrying amount at December 31, 2022	134,718	13,924	10,724
Movements in the six months ended June 30, 2023
Additions	32,158	—	—
Disposals	(992)	—	—
Depreciation and amortization	(10,012)	(2,395)	—
Accumulated depreciation and amortization of disposals	466	—	—
Impairments	(237)	—	—
Reversal of impairments	331	—	—
Carrying amount at June 30, 2023	156,432	11,529	10,724
Investments and disposals of property, plant and equipment
During the six months ended June 30, 2023, investments in property, plant and equipment amounted to €32,158 thousand (June 30, 2022: €104,438 thousand) and disposals of property, plant and equipment amounted to €992 thousand (June 30, 2022: €178 thousand).
Impairments and reversals of impairments of chargers
During the six months ended June 30, 2023, the Group recorded an impairment loss of €237 thousand (June 30, 2022: €545 thousand) and a reversal of impairment of €331 thousand (June 30, 2022: €122 thousand).
Purchase commitments
The Group’s purchase commitments for chargers and charging infrastructure are disclosed in Note 18. At the end of each reporting period presented, the Group did not have purchase commitments for other asset classes of property, plant and equipment.